Segmented and geographic information, and major customers (Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 9,325	$ 24,055	$ 1,319
Trade and other receivables	6,631	4,002
Inventories	9,366	6,618
Prepaid expenses	869	1,385
Available-for-sale investment		503
Restricted cash	331	151
Long-term investments	4	28
Property, plant and equipment	100,301	80,548
Total assets	126,827	117,290
Trade and other payables	10,393	8,727
Other long-term liabilities	564	882
Credit facilities		7,758
Pre-payment facility	15,000
Post-employment benefit obligations	8,618	8,116
Decommissioning provision	3,948	3,829
Deferred tax liabilities (assets)	246	834
Total liabilities	38,769	30,146
Mexican Operations [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	5,963	1,875
Trade and other receivables	4,901	2,855
Inventories	6,301	3,738
Prepaid expenses	346	840
Available-for-sale investment
Restricted cash	160
Long-term investments
Property, plant and equipment	59,686	42,474
Total assets	77,357	51,782
Trade and other payables	5,893	4,144
Other long-term liabilities
Credit facilities
Pre-payment facility	15,000
Post-employment benefit obligations
Decommissioning provision	1,904	1,834
Deferred tax liabilities (assets)	872	834
Total liabilities	23,669	6,812
U.S. Operations [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	1,791	3,511
Trade and other receivables	1,711	1,106
Inventories	3,065	2,880
Prepaid expenses	305	353
Available-for-sale investment
Restricted cash	171	151
Long-term investments
Property, plant and equipment	40,570	38,022
Total assets	47,613	46,023
Trade and other payables	2,608	2,422
Other long-term liabilities	469	448
Credit facilities
Pre-payment facility
Post-employment benefit obligations	8,618	8,116
Decommissioning provision	2,044	1,995
Deferred tax liabilities (assets)	(626)
Total liabilities	13,113	12,981
Corporate and Other [Member]
Disclosure of operating segments [line items]
Cash and cash equivalents	1,571	18,669
Trade and other receivables	19	41
Inventories
Prepaid expenses	218	192
Available-for-sale investment		503
Restricted cash
Long-term investments	4	28
Property, plant and equipment	45	52
Total assets	1,857	19,485
Trade and other payables	1,892	2,161
Other long-term liabilities	95	434
Credit facilities		7,758
Pre-payment facility
Post-employment benefit obligations
Decommissioning provision
Deferred tax liabilities (assets)
Total liabilities	$ 1,987	$ 10,353